FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Summary of 10% Appreciation Against the Dollar of Main Currencies
Assuming other factors (principally interest rates and commodity prices) remained constant and that no further foreign exchange risk management action were taken, a 10% appreciation against the dollar at December 31 of the main currencies to which Shell is exposed would have the following effects:

	$ million
	Increase/(decrease) in income before taxation		Increase in net assets
	2021	2020	2021	2020
10% appreciation against the dollar of:
Euro	(123)	(263)	601	451
Malaysian ringgit	119	255	399	270
Australian dollar	(3)	179	591	598
Sterling	(180)	(166)	738	328
Canadian dollar	(44)	1	1,439	1,299

Schedule of Value at Risk Pre-tax	The VAR average and year-end positions in respect of commodities traded in active markets, which are presented in the table below, are calculated on a diversified basis in order to reflect the effect of offsetting risk within combined portfolios.
Value-at-risk (pre-tax)

				$ million
		2021		2020
	Average	Year-end	Average	Year-end
Global oil	26	30	32	24
North America gas and power	12	15	11	14
Europe gas and power	11	13	8	11
Environmental certificates	8	10	6	7

Schedule of Trade and Other Receivables, Other Payables and Derivative Financial Instruments	These amounts, as presented net and gross within trade and other receivables, trade and other payables and derivative financial instruments in the Consolidated Balance Sheet at December 31, were as follows:
2021

						$ million
			Amounts offset		Amounts not offset
	Gross amounts before offset	Amounts offset	Net amounts as presented	Cash collateral received/pledged	Other offsetting instruments	Net amounts
Assets:
Within trade receivables	20,561	11,937	8,624	164	283	8,177
Within derivative financial instruments	48,813	39,819	8,994	902	3,098	4,994
Liabilities:
Within trade payables	19,347	11,935	7,412	61	283	7,068
Within derivative financial instruments	54,534	40,350	14,184	697	3,109	10,378
2020

						$ million
			Amounts offset		Amounts not offset
	Gross amounts before offset	Amounts offset	Net amounts as presented	Cash collateral received/pledged	Other offsetting instruments	Net amounts
Assets:
Within trade receivables	10,658	6,470	4,188	14	79	4,095
Within derivative financial instruments	12,798	6,125	6,673	1,573	1,750	3,350
Liabilities:
Within trade payables	10,580	6,467	4,113	1	79	4,033
Within derivative financial instruments	10,502	5,893	4,609	797	1,761	2,051

Summary of Interbank Offered Rate Reform
USD London Interbank Offered Rate (LIBOR) is the most significant IBOR for Shell. USD LIBOR will transition immediately after June 30, 2023. Significant IBOR exposures, disaggregated by tenure at December 31, 2021, are as follows:

			$ million
			December 31, 2021
	Non-derivative financial assets - carrying value	Non-derivative financial liabilities - carrying value	Derivatives - Nominal amount
USD LIBOR (1 month)	62	—
USD LIBOR (3 months)	1,155	1,200	5,828
USD LIBOR (6 months)	75
Cross-currency interest rate swaps:
EUR Fixed to USD LIBOR (3 months)			8,311
GBP Fixed to USD LIBOR (3 months)			1,227
CHF Fixed to USD LIBOR (3 months)			1,359
MYR LIBOR (3 months) to USD LIBOR (3 months)			360
Total	1,292	1,200	17,085

Schedule of Carrying Amounts of Derivative Contracts Designated and Not Designated as Hedging Instruments for Hedge Accounting
The carrying amounts of derivative contracts at December 31, designated and not designated as hedging instruments for hedge accounting purposes, were as follows:
2021

							$ million
	Assets			Liabilities
	Designated	Not designated	Total	Designated	Not designated	Total	Net
Interest rate swaps	237	—	237	24	14	38	199
Forward foreign exchange contracts	—	456	456	—	280	280	176
Currency swaps and options	277	22	299	860	33	893	(594)
Commodity derivatives	12	10,979	10,991	—	15,732	15,732	(4,741)
Other contracts	—	201	201	—	255	255	(54)
Total	526	11,658	12,184	884	16,314	17,198	(5,014)
2020

							$ million
	Assets			Liabilities
	Designated	Not designated	Total	Designated	Not designated	Total	Net
Interest rate swaps	451	—	451	26	22	48	403
Forward foreign exchange contracts	—	276	276	—	651	651	(375)
Currency swaps and options	1,890	13	1,903	280	63	343	1,560
Commodity derivatives	—	5,534	5,534	92	4,565	4,657	877
Other contracts	—	424	424	—	29	29	395
Total	2,341	6,247	8,588	398	5,330	5,728	2,860

Contractual Maturities of Derivative Liabilities
The contractual maturities of derivative liabilities at December 31 compare with their carrying amounts in the Consolidated Balance Sheet as follows:
2021

									$ million
	Contractual maturities
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount [A]	Carrying amount
Interest rate swaps	13	13	5	4	3	4	42	(4)	38
Forward foreign exchange contracts	170	40	114	—	—	—	324	(44)	280
Currency swaps and options	321	150	159	287	356	808	2,081	(1,188)	893
Commodity derivatives	12,614	1,401	783	274	158	531	15,761	(29)	15,732
Other contracts	222	34	—	—	—	—	256	(1)	255
Total	13,340	1,638	1,061	565	517	1,343	18,464	(1,266)	17,198
[A] Mainly related to the effect of discounting.
2020

									$ million
	Contractual maturities
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	5 years and later	Total	Difference from carrying amount [A]	Carrying amount
Interest rate swaps	12	10	9	7	5	6	49	(1)	48
Forward foreign exchange contracts	504	56	22	38	—	—	620	31	651
Currency swaps and options	174	13	28	—	159	—	374	(31)	343
Commodity derivatives	2,990	743	265	174	115	391	4,678	(21)	4,657
Other contracts	15	15	—	—	—	—	30	(1)	29
Total	3,695	837	324	219	279	397	5,751	(23)	5,728
[A] Mainly related to the effect of discounting.

Summary of Net Carrying Amounts of Derivative Contracts Held
The net carrying amounts of derivative contracts held at December 31, categorised according to the predominant source and nature of inputs used in determining the fair value of each contract, were as follows:
2021

				$ million
	Prices in active markets for identical assets/liabilities	Other observable inputs	Unobservable inputs	Total
Interest rate swaps	—	199	—	199
Forward foreign exchange contracts	—	176	—	176
Currency swaps and options	—	(594)	—	(594)
Commodity derivatives	41	(5,171)	389	(4,741)
Other contracts	6	(60)	—	(54)
Total	47	(5,450)	389	(5,014)
2020

				$ million
	Prices in active markets for identical assets/liabilities	Other observable inputs	Unobservable inputs	Total
Interest rate swaps	—	403	—	403
Forward foreign exchange contracts	—	(375)	—	(375)
Currency swaps and options	—	1,560	—	1,560
Commodity derivatives	37	(237)	1,077	877
Other contracts	20	375	—	395
Total	57	1,726	1,077	2,860

Summary of Net Carrying Amounts of Derivative Contracts Measured Using Predominantly Unobservable Inputs
Net carrying amounts of derivative contracts measured using predominantly unobservable inputs

		$ million
	2021	2020
At January 1	1,077	754
Net (losses)/gains recognised in revenue	(569)	564
Purchases	440	217
Sales	(442)	(450)
Settlements	(32)	(9)
Recategorisations (net)	(87)	(12)
Currency translation differences	2	13
At December 31	389	1,077

Reconciliation of Derivative Contracts with Unrecognized Day One Gains or Losses	The unrecognised gains on these derivative contracts at December 31, 2021, were as follows:

		$ million
	2021	2020
At January 1	968	929
Movements	56	39
At December 31	1,024	968